Capital Management and Risk Policies - Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date (Detail) - Interest rate risk - ARS ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 45,114,358,087	$ 33,221,567,274
Financial liabilities	40,701,032,058	31,290,550,864
Net Amount	4,413,326,029	1,931,016,410
Up to 30
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	15,558,050,055	12,128,309,168
Financial liabilities	22,046,811,895	21,022,767,650
Net Amount	(6,488,761,840)	(8,894,458,482)
From 30 to 90
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	3,247,456,198	3,291,636,079
Financial liabilities	1,837,307,242	1,300,855,811
Net Amount	1,410,148,956	1,990,780,268
From 90 to 180
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	3,236,041,855	3,230,996,369
Financial liabilities	1,125,439,081	1,006,662,285
Net Amount	2,110,602,774	2,224,334,084
From 180 to 365
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	3,112,157,331	2,310,794,170
Financial liabilities	1,071,438,963	224,788,858
Net Amount	2,040,718,368	2,086,005,312
More than 365
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	19,960,652,648	12,259,831,488
Financial liabilities	14,620,034,877	7,735,476,260
Net Amount	$ 5,340,617,771	$ 4,524,355,228